Employee Benefits, Changes in Benefit Obligation and Plan Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Fair value of plan assets at beginning of year	$ 9,626,000,000
Fair value of plan assets at end of year	8,832,000,000	$ 9,626,000,000
Cash balance plan [Member]
Change in plan assets:
Employer contribution	0
Employee Benefits and Other Expenses Textual [Abstract]
Cash balance plan settlement			$ 123,000,000
Pension benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	9,626,000,000
Fair value of plan assets at end of year	8,836,000,000	9,626,000,000
Pension benefits qualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	11,125,000,000	10,198,000,000
Service cost	2,000,000	1,000,000	0
Interest cost	429,000,000	465,000,000	465,000,000
Plan participants’ contributions	0	0
Actuarial loss (gain)	(196,000,000)	1,161,000,000
Benefits paid	(676,000,000)	(692,000,000)
Medicare Part D subsidy	0	0
Defined Benefit Plan, Curtailments	0	0
Foreign exchange impact	(11,000,000)	(8,000,000)
Benefit obligation at end of year	10,673,000,000	11,125,000,000	10,198,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	9,626,000,000	9,409,000,000
Actual return on plan assets	(112,000,000)	909,000,000
Employer contribution	7,000,000	7,000,000
Foreign exchange impact	(9,000,000)	(7,000,000)
Fair value of plan assets at end of year	8,836,000,000	9,626,000,000	9,409,000,000
Funded status at end of year	(1,837,000,000)	(1,499,000,000)
Amounts recognized on the balance sheet at end of year: Liabilities	(1,837,000,000)	(1,499,000,000)
Pension benefits nonqualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	730,000,000	669,000,000
Service cost	0	0	0
Interest cost	25,000,000	27,000,000	29,000,000
Plan participants’ contributions	0	0
Actuarial loss (gain)	(25,000,000)	89,000,000
Benefits paid	(82,000,000)	(54,000,000)
Medicare Part D subsidy	0	0
Defined Benefit Plan, Curtailments	0	0
Foreign exchange impact	(1,000,000)	(1,000,000)
Benefit obligation at end of year	647,000,000	730,000,000	669,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	82,000,000	54,000,000
Foreign exchange impact	0	0
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(647,000,000)	(730,000,000)
Amounts recognized on the balance sheet at end of year: Liabilities	(647,000,000)	(730,000,000)
Other benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,100,000,000	982,000,000
Service cost	6,000,000	7,000,000	11,000,000
Interest cost	42,000,000	42,000,000	47,000,000
Plan participants’ contributions	68,000,000	73,000,000
Actuarial loss (gain)	(56,000,000)	136,000,000
Benefits paid	(139,000,000)	(148,000,000)
Medicare Part D subsidy	9,000,000	9,000,000
Defined Benefit Plan, Curtailments	(25,000,000)	0
Foreign exchange impact	(3,000,000)	(1,000,000)
Benefit obligation at end of year	1,002,000,000	1,100,000,000	982,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	624,000,000	645,000,000
Actual return on plan assets	2,000,000	26,000,000
Employer contribution	4,000,000	19,000,000
Foreign exchange impact	0	0
Fair value of plan assets at end of year	568,000,000	624,000,000	$ 645,000,000
Funded status at end of year	(434,000,000)	(476,000,000)
Amounts recognized on the balance sheet at end of year: Liabilities	$ (434,000,000)	$ (476,000,000)